Consolidated Statements of Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 10,876,149	$ 16,465,562	$ 18,535,115
Cost of sales	(8,377,731)	(10,714,519)	(20,851,252)
Gross profit/(loss)	2,498,418	5,751,043	(2,316,137)
Other income	418,638	291,582	122,139
Other gains and (losses)	(2,380,594)	(1,064,588)	(13,522,300)
Distribution and selling expenses	(4,258,504)	(1,094,391)	(2,670,955)
Administrative expenses	(3,439,815)	(3,478,258)	(4,907,020)
(Loss)/profit from operations	(7,161,858)	405,388	(23,294,273)
Finance costs	(62,383)	(67,203)	(96,444)
(Loss)/profit before tax	(7,224,241)	338,185	(23,390,717)
Income tax income/(expense)	1,556,824	(442,590)	5,422,119
Loss for the year	(5,667,417)	(104,405)	(17,968,598)
Other comprehensive loss
- currency translation differences	3,641,747	(951,780)	(3,071,697)
Total comprehensive (loss)/income for the year	$ (2,025,670)	$ (1,056,185)	$ (21,040,295)
Loss per share of common stock attributable to the Company
- Basic (in Dollars per share)	$ (2.09)	$ 0.00	$ (8.06)
- Diluted (in Dollars per share)	$ (2.09)	$ 0.00	$ (8.06)
Weighted average shares outstanding:
- Basic (in Shares)	2,712,528	2,517,491	2,229,915
- Diluted (in Shares)	2,712,528	2,517,491	2,229,915